Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

Provision for Consolidated Income Taxes – Continuing Operations

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Current Tax (Benefit) Expense
Federal	$(166)	$(72)	$(162)
State and local	(40)	12	(55)

Total Current Tax (Benefit) Expense	(206)	(60)	(217)

Deferred Tax Expense (Benefit)
Federal	254	163	165
State and local	58	15	41
Investment tax credit amortization	(3)	(4)	(3)

Total Deferred Tax Expense	309	174	203

Total Consolidated Income Tax Expense (Benefit) Related to Continuing Operations	$103	$114	$(14)

Effective Income Tax Rate from Continuing Operations

Reconciliation of Consolidated Income Tax Expense – Continuing Operations

	For the Year Ended December 31,
	2012		2011		2010
	(millions of dollars)
Income tax at Federal statutory rate	$112	35.0%	$118	35.0%	$27	35.0%
Increases (decreases) resulting from:
State income taxes, net of Federal effect	19	6.0%	23	6.7%	(2)	(2.3)%
Asset removal costs	(11)	(3.4)%	(7)	(2.1)%	(3)	(3.9)%
Change in estimates and interest related to uncertain and effectively settled tax positions	(8)	(2.6)%	(5)	(1.6)%	(11)	(14.2)%
Change in state deferred tax balances as a result of restructuring	—	—	—	—	(6)	(7.8)%
Deferred tax basis adjustments	(1)	(0.3)%	2	0.6%	(5)	(6.2)%
Depreciation	(1)	(0.3)%	—	—	(3)	(3.9)%
Investment tax credit amortization	(3)	(0.9)%	(4)	(1.2)%	(4)	(5.2)%
Reversal of valuation allowances	—	—	—	—	(8)	(10.4)%
State tax benefits related to prior years’ asset dispositions	—	—	(4)	(1.2)%	—	—
Other, net	(4)	(1.4)%	(9)	(2.3)%	1	0.7%

Consolidated Income Tax Expense (Benefit) Related to Continuing Operations	$103	32.1%	$114	33.9%	$(14)	(18.2)%

Components of Consolidated Deferred Income Tax Liabilities (Assets)

Components of Consolidated Deferred Tax Liabilities (Assets)

	At December 31,
	2012		2011
	(millions of dollars)
Deferred Tax Liabilities (Assets)
Depreciation and other basis differences related to plant and equipment	$2,299		$1,871
Deferred electric service and electric restructuring liabilities	110		131
Cross-border energy lease investments	756		793
Federal and state net operating losses	(394)		(220)
Valuation allowances on state net operating losses	21		21
Pension and other postretirement benefits	128		130
Deferred taxes on amounts to be collected through future rates	58		47
Other	204	(a)	64	(a)

Total Deferred Tax Liabilities, net	3,182	(a)	2,837	(a)

Deferred tax assets included in Current Assets	28		59
Deferred tax liabilities included in Other Current Liabilities	(2)		(1)

Total Consolidated Deferred Tax Liabilities, net non-current	$3,208	(a)	$2,895	(a)

(a)	The amounts for Other, Total Deferred Tax Liabilities, net, and Total Consolidated Deferred Tax Liabilities, net non-current, are presented after the effect of the revision to prior period financial statements discussed in Note (2), “Significant Accounting Policies – Revision to Prior Period Financial Statements.”

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

	2012	2011	2010
	(millions of dollars)

Beginning balance as of January 1,	$357	$395	$246
Tax positions related to current year:
Additions	1	2	150
Reductions	—	—	—
Tax positions related to prior years:
Additions	79	20	35
Reductions	(235)	(57)	(36)
Settlements	(2)	(3)	—

Ending balance as of December 31,	$200	$357	$395

Other Taxes

	2012	2011	2010
	(millions of dollars)
Gross Receipts/Delivery	$135	$145	$145
Property	75	71	70
County Fuel and Energy	160	170	154
Environmental, Use and Other	62	65	65

Total	$432	$451	$434